Loan and Warrant (Details) - CHF (SFr)		1 Months Ended
	Apr. 05, 2018	Mar. 26, 2020	Jan. 31, 2019	Jul. 19, 2016
Loan and Warrant (Textual)
Secured term loan facility				SFr 20,000,000
Loan and warrants liquidity covenant	SFr 5,000,000
Repayment of principal amount outstanding	SFr 5,000,000
Granted loan amount		SFr 50,000
Loan interest repayment period, description		The loan is interest-free and may be repaid at any time with a maximum term of five years.
Description of warrants			Hercules agreed to return the warrant held by Hercules exercisable for 783 common shares at an exercise price of USD 788.00 per common share for no consideration to the Company in exchange for the Company's payment to Hercules (this resulted in a gain of CHF 3,804 recorded under Revaluation gain from derivative financial instruments)
Drawn on term loan facility				SFr 12,500,000
Interest rate per annum				9.55%